Critical accounting estimates and judgements	12 Months Ended
Mar. 31, 2024
Critical Accounting Estimates And Judgements [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
Critical accounting estimates and judgments
The Group makes estimates and assumptions that affect the reported amounts of assets and liabilities within the next financial year. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Management believes that the following are the key judgments, assumptions and other estimation uncertainties used in the preparation of the financial statements, where a different opinion or estimate could lead to significant changes to the reported results.
Warrants
The Public Warrants and Private Warrants give the holder the right, but not the obligation, to subscribe to Global Blue’s shares at a fixed or determinable price for a specified period of time subject to the provisions of the Public Warrant and Private Warrant agreements. Until warrant-holders acquire the Company’s ordinary shares upon exercise of such warrants, they will have no rights with respect to the Company’s ordinary shares. The Global Blue Warrants will expire on August 31, 2025, or upon an earlier redemption.
These instruments, principally due to an option to replace them upon specific events such as reorganizations, which results in the Company delivering a variable number of shares, are accounted for as a current financial liability through profit and loss in accordance with the provisions of IAS 32.
The Company measured the public warrants at fair value by using the Euro equivalent of the closing price of warrants at NASDAQ.
The Company has employed a Black-Scholes pricing model to estimate the fair value of the Private Warrants issued on August 28, 2020, notably the fair value of the call option inherent in the Private Warrants, using as key inputs the Company’s share price, risk-free rate, implied Public Warrant volatility, the warrants’ maturity, and the Public Warrants’ market price; for further details see Note 31.
Put options
As part of ZigZag and Yocuda acquisitions, Global Blue and the minority shareholders have entered into a symmetrical put and call agreement which gives each minority shareholder the right to sell and Global Blue the right to acquire all the shares currently controlled by the minority shareholders. The fair value of the put options was derived using an option pricing methodology (Monte Carlo simulations) based on revenue and gross profit distribution. Various unobservable inputs are used in the valuation of the put options and any changes in these might result in a significantly higher or lower fair value; for further details see Note 27.
Taxes
The Group is subject to income taxes in numerous jurisdictions and uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded.
Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and the level of future taxable profits together with future tax planning strategies.
For further details see Note 11 and 28.
Post-employment benefits
The Group makes estimates about the range of long-term trends and market conditions to determine the value of the deficit and surplus on its retirement benefit schemes, based on the Group’s expectation of the future and advice from qualified actuaries.
Long-term forecasts and estimates are, by default, highly judgmental and subject to risk that actual events may be significantly different from those forecasted. If actual events deviate from the assumptions made by the Group, the reported surplus or deficit in respect to retirement benefits may be materially different; for further details see Note 29.
Impairment of goodwill and other intangible assets
Management performs an impairment test annually or more frequently if events or changes in circumstances indicate potential impairment. An impairment loss is recognized for the amount by which the carrying amount of the cash generating unit (CGU) exceeds its recoverable amount.
Management's value-in-use and fair value less cost of disposal calculations include significant judgments and assumptions. The significant judgments and assumptions associated with the value-in-use calculation are revenue growth, discount rate and long-term growth rate, while for the fair value less cost of disposal calculations it is projected revenue and average peer group or comparable market transactions revenue multiple.
The estimation of these assumptions requires significant judgment by management, as these variables feature measurement uncertainty; however, the assumptions used are consistent with the Group’s forecasts presented to the Board. Therefore, management evaluates and updates such estimates as necessary, in light of conditions that affect these variables; for further details see Note 15.
Development costs
Development costs are capitalized, and initial capitalization of costs is based on management's judgment that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model. Assumptions are made regarding: a) the expected future cash generation or future savings from the project, b) discount rates and c) expected periods of benefits.
Lease term of lease contracts
For the lease contracts that contain an option to extend or terminate early, Global Blue is making an assessment regarding the likelihood of exercising such an option on a lease-by-lease basis.